UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5482

                            Scudder High Income Trust
                            -------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of August 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------


Scudder High Income Trust

                                                                        Principal
                                                                     Amount ($) (a)   Value ($)
                                                                    ---------------------------

-----------------------------------------------------------------------------------------------
    Corporate Bonds 101.1%
-----------------------------------------------------------------------------------------------

Consumer Discretionary 25.0%
155 East Tropicana LLC/Finance, 8.75%, 4/1/2012 (b)                      585,000      576,225
Adesa, Inc., 7.625%, 6/15/2012 (b)                                       190,000      193,325
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)                            1,075,000      994,375
Amscan Holdings, Inc., 8.75%, 5/1/2014                                   215,000      204,788
AutoNation, Inc., 9.0%, 8/1/2008                                         430,000      475,150
Aztar Corp., 7.875%, 6/15/2014 (b)                                     1,055,000    1,118,300
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                     260,000      264,550
Cablevision Systems Corp., Series B, 7.89%, 4/1/2009                     370,000      382,025
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                    340,000      374,000
    9.375%, 2/15/2007                                                    245,000      258,781
Charter Communications Holdings LLC:
    Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                 170,000      115,175
    9.625%, 11/15/2009 (b)                                             1,210,000      999,763
    10.25%, 9/15/2010                                                  2,265,000    2,338,612
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)                 770,000      700,700
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                     260,000      262,925
    7.875%, 12/15/2007                                                 1,090,000    1,122,700
Dex Media East LLC/Financial, 12.125%, 11/15/2012 (b)                  2,915,000    3,446,987
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)                    460,000      425,500
EchoStar DBS Corp., 6.625%, 10/1/2014                                    195,000      193,294
Foot Locker, Inc., 8.5%, 1/15/2022                                       560,000      621,600
Ford Motor Co., 7.45%, 7/16/2031 (b)                                     345,000      275,872
General Motors Corp., 8.25%, 7/15/2023 (b)                               155,000      129,813
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                             195,000      190,125
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *            680,000            0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (b)        385,000      308,000
ITT Corp., 7.375%, 11/15/2015                                            550,000      602,250
Jacobs Entertainment, Inc.:
    11.875%, 2/1/2009                                                  1,425,000    1,528,312
    144A, 11.875%, 2/1/2009                                              550,000      589,875
Levi Strauss & Co.:
    8.254% **, 4/1/2012                                                  470,000      472,350
    12.25%, 12/15/2012                                                   235,000      264,081
Liberty Media Corp.:
    7.875%, 7/15/2009                                                     30,000       31,947
    8.5%, 7/15/2029                                                       30,000       30,523
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                        220,000      238,425
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015                           240,000      237,600
Mediacom LLC, 9.5%, 1/15/2013 (b)                                        315,000      320,513
MGM MIRAGE:
    8.375%, 2/1/2011 (b)                                               1,380,000    1,500,750
    9.75%, 6/1/2007                                                      580,000      619,150
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                        295,000      320,444
NCL Corp., 144A, 11.625%, 7/15/2014                                      605,000      642,813
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to
    9/1/2012                                                           1,180,000      837,800
Paxson Communications Corp.:
    Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (b)             340,000      328,950
    10.75%, 7/15/2008 (b)                                                280,000      279,650
Petro Stopping Centers, 9.0%, 2/15/2012                                  940,000      958,800
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)                       715,000      740,025
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012               810,000      688,500
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                  1,015,000    1,063,212
    9.165% **, 5/15/2010                                               1,165,000    1,236,356
Remington Arms Co., Inc., 10.5%, 2/1/2011                                380,000      374,300
Renaissance Media Group LLC, 10.0%, 4/15/2008                            645,000      642,581
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)       1,205,000    1,358,637
Schuler Homes, Inc., 10.5%, 7/15/2011 (b)                                915,000      996,206
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0%
    to 12/15/2014                                                      1,415,000      813,625
Sinclair Broadcast Group, Inc.:
    8.0%, 3/15/2012                                                      995,000    1,026,094
    8.75%, 12/15/2011                                                  1,670,000    1,763,937
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013                   1,105,000    1,085,662
Toys "R" Us, Inc., 7.375%, 10/15/2018                                    645,000      520,838
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                      2,025,000    2,025,000
TRW Automotive, Inc.:
    11.0%, 2/15/2013 (b)                                               1,350,000    1,552,500
    11.75%, 2/15/2013                                           EUR      230,000      334,826
United Auto Group, Inc., 9.625%, 3/15/2012                               990,000    1,063,012
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                        305,000      322,919
Williams Scotsman, Inc., 9.875%, 6/1/2007 (b)                          1,525,000    1,532,625
Wynn Las Vegas LLC, 6.625%, 12/1/2014                                    305,000      296,613
XM Satellite Radio, Inc.:
    Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009              1,419,440    1,477,992
    12.0%, 6/15/2010                                                      88,000      100,650
Young Broadcasting, Inc.:
    8.75%, 1/15/2014 (b)                                               1,165,000    1,054,325
    10.0%, 3/1/2011 (b)                                                  255,000      245,438
                                                                                   ----------
                                                                                   48,092,691

Consumer Staples 2.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                 345,000      353,625
Alliance One International, Inc.:
    144A, 11.0%, 5/15/2012                                               505,000      507,525
    144A, 12.75%, 11/15/2012                                             335,000      314,900
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)                               435,000      374,100
Duane Reade, Inc., 9.75%, 8/1/2011 (b)                                    90,000       71,100
GNC Corp., 8.5%, 12/1/2010 (b)                                           190,000      168,150
North Atlantic Trading Co., 9.25%, 3/1/2012                            1,610,000    1,187,375
Swift & Co.:
    10.125%, 10/1/2009                                                   720,000      782,100
    12.5%, 1/1/2010                                                      180,000      198,225
Viskase Co., Inc., 11.5%, 6/15/2011                                      735,000      793,800
                                                                                   ----------
                                                                                    4,750,900

Energy 8.1%
Belden & Blake Corp., 8.75%, 7/15/2012                                   960,000    1,017,600
Calpine Generating Co. LLC, 12.39%, 4/1/2011                             525,000      493,500
Chesapeake Energy Corp.:
    144A, 6.5%, 8/15/2017                                                480,000      489,600
    6.875%, 1/15/2016                                                    200,000      207,250
CITGO Petroleum Corp., 6.0%, 10/15/2011                                  990,000      990,000
Dynegy Holdings, Inc.:
    6.875%, 4/1/2011 (b)                                                 260,000      257,400
    7.125%, 5/15/2018                                                    385,000      365,750
    7.625%, 10/15/2026                                                   370,000      350,575
    8.75%, 2/15/2012 (b)                                                 125,000      137,188
    144A, 9.875%, 7/15/2010                                            1,600,000    1,744,000
El Paso Production Holding Corp., 7.75%, 6/1/2013                        670,000      708,525
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                  1,110,000    1,104,450
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                    975,000      882,375
NRG Energy, Inc., 8.0%, 12/15/2013                                     1,430,000    1,544,400
Sonat, Inc., 7.0%, 2/1/2018                                              400,000      382,000
Southern Natural Gas, 8.875%, 3/15/2010                                  890,000      970,951
Stone Energy Corp.:
    6.75%, 12/15/2014                                                    415,000      408,775
    8.25%, 12/15/2011 (b)                                              1,210,000    1,279,575
Williams Companies, Inc.:
    8.125%, 3/15/2012 (b)                                              1,645,000    1,836,231
    8.75%, 3/15/2032                                                     435,000      528,525
                                                                                   ----------
                                                                                   15,698,670

Financials 13.4%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                            1,025,000      845,625
Alamosa Delaware, Inc.:
    12.0%, 7/31/2009                                                     450,000      501,750
    8.5%, 1/31/2012                                                      120,000      130,200
AmeriCredit Corp., 9.25%, 5/1/2009                                     1,950,000    2,069,437
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                    345,000      226,852
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014             350,000      360,938
E*TRADE Financial Corp., 8.0%, 6/15/2011                                 790,000      837,400
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *             3,904,801            0
FINOVA Group, Inc., 7.5%, 11/15/2009                                   1,415,200      587,308
Ford Motor Credit Co.:
    7.25%, 10/25/2011                                                  3,480,000    3,402,594
    7.375%, 10/28/2009                                                 1,535,000    1,528,535
General Motors Acceptance Corp.:
    4.67% **, 3/20/2007                                                1,030,000    1,012,671
    5.125%, 5/9/2008 (b)                                                 135,000      128,796
    6.125%, 8/28/2007 (b)                                                400,000      397,463
    6.75%, 12/1/2014 (b)                                                 795,000      731,207
    6.875%, 9/15/2011                                                    635,000      601,334
    7.75%, 1/19/2010                                                     120,000      119,909
    8.0%, 11/1/2031                                                    5,955,000    5,509,256
H&E Equipment/Finance, 11.125%, 6/15/2012                                930,000    1,039,275
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)                       825,000      847,688
PXRE Capital Trust I, 8.85%, 2/1/2027                                    630,000      658,350
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                            152,000      128,440
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                         685,000      792,031
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                    300,000      301,500
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                              415,000      358,975
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                      860,000      731,000
Triad Acquisition, 144A, 11.125%, 5/1/2013                               455,000      473,200
Universal City Development, 11.75%, 4/1/2010                           1,270,000    1,441,450
                                                                                   ----------
                                                                                   25,763,184

Health Care 2.2%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                     275,000      286,000
Eszopiclone Royalty Subordinated LLC, 144A, 12.0%, 3/15/2014             405,000      405,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                               1,030,000    1,066,050
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (b)           475,000      420,969
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                          1,960,000    2,018,800
                                                                                   ----------
                                                                                    4,196,819

Industrials 14.7%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                     1,498,000    1,580,390
Ahern Rentals, Inc., 144A, 9.25%, 8/15/2013                              145,000      148,263
Allied Security Escrow Corp., 11.375%, 7/15/2011                         890,000      883,325
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011                                         1,335,000    1,246,556
    Series B, 9.25%, 9/1/2012                                          1,107,000    1,209,397
American Color Graphics, 10.0%, 6/15/2010                                585,000      450,450
Avondale Mills, Inc., 144A, 10.504% **, 7/1/2012                         560,000      548,800
Bear Creek Corp., 144A, 8.33% **, 3/1/2012                               225,000      234,000
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                    675,000      718,875
    8.625%, 5/15/2011                                                    565,000      597,487
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                      925,000      811,687
    9.25%, 5/1/2021                                                      465,000      476,044
Cenveo Corp., 7.875%, 12/1/2013 (b)                                      720,000      709,200
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010               1,210,000    1,240,250
Columbus McKinnon Corp.:
    144A, 8.875%, 11/1/2013                                               60,000       60,750
    10.0%, 8/1/2010 (b)                                                  525,000      574,875
Compression Polymers Corp.:
    144A, 10.46% **, 7/1/2012                                            270,000      270,675
    144A, 10.5%, 7/1/2013                                                565,000      570,650
Congoleum Corp., 8.625%, 8/1/2008                                        555,000      563,325
Cornell Companies, Inc., 10.75%, 7/1/2012                                645,000      667,575
Dana Corp., 7.0%, 3/1/2029                                               770,000      678,776
Erico International Corp., 8.875%, 3/1/2012                               90,000       93,600
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                           1,480,000    1,596,550
K. Hovnanian Enterprises, Inc.:
    144A, 6.25%, 1/15/2016                                               490,000      473,066
    8.875%, 4/1/2012                                                     850,000      911,625
Kansas City Southern:
    7.5%, 6/15/2009                                                      265,000      274,938
    9.5%, 10/1/2008                                                    1,675,000    1,821,562
Kinetek, Inc., Series D, 10.75%, 11/15/2006                            1,195,000    1,147,200
Metaldyne Corp., 144A, 11.0%, 11/1/2013 (b)                              640,000      588,800
Millennium America, Inc., 9.25%, 6/15/2008                             1,440,000    1,551,600
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                   735,000      837,900
Ship Finance International Ltd., 8.5%, 12/15/2013                        915,000      884,119
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                      355,000      337,250
    10.375%, 7/1/2012                                                  1,280,000    1,366,400
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                    530,000      602,875
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                1,040,000      990,600
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)                                525,000      546,000
                                                                                   ----------
                                                                                   28,265,435

Information Technology 4.2%
Activant Solutions, Inc.:
    144A, 9.504% **, 4/1/2010                                             90,000       92,025
    10.5%, 6/15/2011                                                     780,000      822,900
    Eschelon Operating Co., 8.375%, 3/15/2010                            425,000      405,875
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                       480,000      487,200
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)                        1,595,000    1,399,613
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (b)                                                1,465,000    1,399,075
    10.375%, 1/15/2010                                                 1,266,000    1,405,260
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015                      770,000      804,650
UGS Corp., 10.0%, 6/1/2012                                               935,000    1,047,200
Viasystems, Inc., 10.5%, 1/15/2011                                       240,000      236,400
                                                                                   ----------
                                                                                    8,100,198

Materials 14.6%
ARCO Chemical Co., 9.8%, 2/1/2020                                      2,470,000    2,791,100
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25%      ,530,000       95,050
    to 3/1/2014                                                                1            8
Caraustar Industries, Inc., 9.875%, 4/1/2011                           1,505,000    1,553,912
Constar International, Inc.:
    144A, 7.165% **, 2/15/2012                                           315,000      302,400
    11.0%, 12/1/2012 (b)                                                 150,000      114,375
Dayton Superior Corp.:
    10.75%, 9/15/2008 (b)                                                590,000      595,900
    13.0%, 6/15/2009 (b)                                                 875,000      748,125
Edgen Acquisition Corp., 9.875%, 2/1/2011                                305,000      306,525
GEO Specialty Chemicals, Inc., 12.004%**, 12/31/2009                   1,066,000      996,710
Georgia-Pacific Corp.:
    8.0%, 1/15/2024                                                    1,425,000    1,620,937
    9.375%, 2/1/2013                                                   1,070,000    1,195,725
Hercules, Inc., 6.75%, 10/15/2029                                        595,000      589,050
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                        965,000    1,095,275
Huntsman International LLC, 10.125%, 7/1/2009 EUR                        465,000      593,032
Huntsman LLC, 11.625%, 10/15/2010                                      1,283,000    1,502,714
IMC Global, Inc.:
    7.375%, 8/1/2018                                                     225,000      230,625
    10.875%, 8/1/2013                                                  1,038,000    1,227,435
Intermet Corp., 9.75%, 6/15/2009 * (b)                                   110,000       44,550
International Steel Group, Inc., 6.5%, 4/15/2014                         445,000      441,663
MMI Products, Inc., Series B, 11.25%, 4/15/2007                          825,000      814,688
Neenah Corp.:
    144A, 11.0%, 9/30/2010                                             1,487,000    1,665,440
    144A, 13.0%, 9/30/2013                                               634,624      647,316
NewPage Corp., 144A, 9.943% **, 5/1/2012 (b)                             625,000      621,875
Omnova Solutions, Inc., 11.25%, 6/1/2010                               1,135,000    1,208,775
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                               500,000      542,500
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                     1,193,231      107,391
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)                                   3            3
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)                             710,000      552,025
Radnor Holdings Corp., 11.0%, 3/15/2010 (b)                            1,265,000      828,575
Rockwood Specialties Group, Inc.:
    144A, 7.625%, 11/15/2014                                    EUR      420,000      540,823
    10.625%, 5/15/2011                                                   124,000      136,400
Sheffield Steel Corp., 11.375%, 8/15/2011                                565,000      567,825
TriMas Corp., 9.875%, 6/15/2012                                        1,630,000    1,393,650
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to
    7/15/2012 (b)                                                        695,000      594,225
United States Steel Corp., 9.75%, 5/15/2010                            1,034,000    1,132,230
                                                                                   ----------
                                                                                   28,198,844

Telecommunication Services 9.4%
AirGate PCS, Inc., 7.349% **, 10/15/2011                                 345,000      357,938
American Cellular Corp., Series B, 10.0%, 8/1/2011                       455,000      484,575
AT&T Corp.:
    9.05%, 11/15/2011                                                    863,000      990,292
    9.75%, 11/15/2031                                                    955,000    1,251,050
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013 (b)                                                 270,000      289,575
    8.375%, 1/15/2014 (b)                                              2,160,000    2,181,600
Dobson Communications Corp., 8.875%, 10/1/2013                           150,000      150,000
Insight Midwest LP, 9.75%, 10/1/2009                                     370,000      383,412
LCI International, Inc., 7.25%, 6/15/2007                                965,000      950,525
Level 3 Financing, Inc., 10.75%, 10/15/2011 (b)                          145,000      119,988
MCI, Inc., 8.735%, 5/1/2014                                            1,500,000    1,680,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                3,010,000    3,250,833
Nextel Partners, Inc., 8.125%, 7/1/2011                                  595,000      646,319
Qwest Corp.:
    144A, 6.671% **, 6/15/2013                                           235,000      246,163
    7.25%, 9/15/2025                                                     785,000      739,862
Qwest Services Corp.:
    13.5%, 12/15/2010                                                  1,980,000    2,281,950
    14.0%, 12/15/2014                                                    300,000      367,500
Rural Cellular Corp., 9.875%, 2/1/2010 (b)                                30,000       31,800
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to             54,000       33,045
    12/15/2011                                                                 2            2
Securus Technologies, Inc., 11.0%, 9/1/2011                              530,000      477,000
Triton PCS, Inc., 8.5%, 6/1/2013                                          90,000       85,725
Ubiquitel Operating Co., 9.875%, 3/1/2011                                245,000      273,175
US Unwired, Inc., Series B, 10.0%, 6/15/2012                             590,000      684,400
                                                                                   ----------
                                                                                   18,156,727

Utilities 7.0%
AES Corp., 144A, 8.75%, 5/15/2013                                      1,500,000    1,650,000
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)            1,990,000    2,238,750
Calpine Corp.:
    7.625%, 4/15/2006 (b)                                                245,000      226,625
    144A, 8.5%, 7/15/2010                                                640,000      480,000
CMS Energy Corp.:
    8.5%, 4/15/2011                                                      935,000    1,054,212
    9.875%, 10/15/2007                                                 1,470,000    1,609,650
DPL, Inc., 6.875%, 9/1/2011                                              324,000      354,780
Mission Energy Holding Co., 13.5%, 7/15/2008                           2,455,000    2,921,450
NorthWestern Corp., 144A, 5.875%, 11/1/2014                              230,000      237,504
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011                                                      825,000      897,188
    10.0%, 10/1/2009                                                   1,670,000    1,874,575
                                                                                   ----------
                                                                                   13,544,734
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Total Corporate Bonds (Cost $196,271,448)                                         194,768,202

--------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 19.3%
--------------------------------------------------------------------------------------------------------

Consumer Discretionary 3.0%
IESY Repository GmbH, 144A, 10.375%, 2/15/2015                                  160,000          169,000
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                        1,108,000        1,235,420
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                 910,000        1,016,925
Shaw Communications, Inc., 8.25%, 4/11/2010                                   1,520,000        1,668,200
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
    11.5% to 6/15/2014                                                        1,195,000          964,963
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)                         740,000            693,750
                                                                                           -------------
                                                                                               5,748,258

Consumer Staples 0.4%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                            655,000          730,325

Energy 2.9%
Luscar Coal Ltd., 9.75%, 10/15/2011                                           1,010,000        1,098,375
OAO Gazprom, 144A, 9.625%, 3/1/2013                                             790,000          968,738
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                  2,790,040        3,138,795
Secunda International Ltd., 11.599% **, 9/1/2012                                475,000          472,625
                                                                                           -------------
                                                                                               5,678,533

Financials 1.2%
Conproca SA de CV, 12.0%, 6/16/2010                                             510,000          622,200
Eircom Funding, 8.25%, 8/15/2013                                                785,000          843,875
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                        515,000          435,819
Telecom Personal SA, Zero Coupon, 10/15/2011                                    500,000          505,000
                                                                                           -------------
                                                                                               2,406,894

Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010 (b)                                             600,000          621,750

Industrials 3.2%
CP Ships Ltd., 10.375%, 7/15/2012                                               960,000        1,084,800
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                      570,000          615,600
    10.25%, 6/15/2007                                                         1,690,000        1,804,075
    12.5%, 6/15/2012                                                            635,000          733,425
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                    745,000          851,162
LeGrand SA, 8.5%, 2/15/2025                                                     505,000          611,050
Stena AB, 9.625%, 12/1/2012                                                     440,000          482,900
Supercanal Holding SA, 11.5%, 5/15/2015 *                                       100,000          14,000
                                                                                           -------------
                                                                                               6,197,012

Materials 3.8%
Cascades, Inc., 7.25%, 2/15/2013                                              1,015,000        1,030,225
Crown Euro Holdings SA, 10.875%, 3/1/2013                                       400,000          472,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                               938,000        1,097,460
Rhodia SA, 8.875%, 6/1/2011 (b)                                               1,695,000        1,652,625
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                       20,000           21,550
Tembec Industries, Inc.:
    8.5%, 2/1/2011 (b)                                                        2,680,000        2,056,900
    8.625%, 6/30/2009 (b)                                                     1,225,000          986,125
                                                                                           -------------
                                                                                               7,316,885

Sovereign Bonds 1.0%
Federative Republic of Brazil, 8.875%, 10/14/2019                               595,000          625,345
Republic of Argentina, 8.28%,  12/31/2033 (PIK)                               1,309,742        1,248,839
Republic of Venezuela, 10.75%, 9/19/2013                                         15,000           17,850
                                                                                           -------------
                                                                                               1,892,034

Telecommunication Services 3.5%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                         160,000          145,200
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                     765,000          719,100
Embratel, Series B, 11.0%, 12/15/2008                                           455,000          516,425
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                            600,000          549,000
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                           140,000          118,300
Intelsat Bermuda Ltd., 144A, 8.695%, 1/15/2012                                  415,000          422,262
Millicom International Cellular SA, 10.0%, 12/1/2013                            960,000          996,000
Mobifon Holdings BV, 12.5%, 7/31/2010                                         1,225,000        1,482,250
Nortel Networks Ltd., 6.125%, 2/15/2006                                       1,740,000        1,744,350
                                                                                           -------------
                                                                                               6,692,887
 -------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $36,189,074)                                      37,284,578

--------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 1.8%
--------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.6%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                         EUR        475,000          591,867
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                 EUR        435,000          497,752
                                                                                           -------------
                                                                                               1,089,619

Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                         EUR        410,000          472,939

Sovereign Bonds 1.0%
Mexican Bonds:
    Series MI-10, 8.0%, 12/19/2013                                   MXN      8,490,500          744,448
    Series MI-10, 9.5%, 12/18/2014                                   MXN      1,230,500          117,890
Republic of Argentina, 7.82%, 12/31/2033  (PIK)                      EUR        853,893          996,035
                                                                                           -------------
                                                                                               1,858,373
 -------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $3,274,822)                                    3,420,931

--------------------------------------------------------------------------------------------------------
    Asset Backed 1.3%
--------------------------------------------------------------------------------------------------------

Alliance Mortgage Cycle Loan, 12.25%, 6/4/2010                                  495,833          495,833
Golden Tree High Yield Opportunities LP, "D1", 13.054%, 10/31/2007            2,000,000        2,069,600
 -------------------------------------------------------------------------------------------------------
Total Asset Backed (Cost $2,496,858)                                                           2,565,433

--------------------------------------------------------------------------------------------------------
    Convertible Bonds 0.2%
--------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd.:
    144A, Series DOM, 7.5%, 9/25/2006                                           400,000          396,000
    144A, Series EURO, 7.5%, 9/25/2006                                           70,000           69,300
 -------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $454,836)                                                          465,300

                                                                                Shares        Value ($)
                                                                          ------------------------------

--------------------------------------------------------------------------------------------------------
    Common Stocks 0.8%
--------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.0%
Catalina Restaurant Group, Inc.*                                                  3,317            5,307

Industrials 0.3%
Anthony Crane Holding Rental*                                                    25,532          468,606

Materials 0.4%
GEO Specialty Chemicals, Inc.*                                                   14,091          126,819
GEO Specialty Chemicals, Inc., 144A*                                              1,283           11,547
Oxford Automotive, Inc.*                                                      1,873,225          655,629
                                                                                           -------------
                                                                                                 793,995

Telecommunication Services 0.1%
IMPSAT Fiber Networks, Inc.*                                                     26,902          193,694
 -------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $2,069,782)                                                          1,461,602



--------------------------------------------------------------------------------------------------------
    Warrants 0.0%
--------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.0%
UIH Australia Pacific, Inc.*                                                        710                0

Industrials 0.0%
DeCrane Aircraft Holdings, Inc. 144A*                                             1,640                0
TravelCenters of America, Inc.*                                                     207               26
                                                                                           -------------
                                                                                                      26

Materials 0.0%
Dayton Superior Corp., 144A*                                                         60                1

Telecommunication Services 0.0%
Destia Communications, Inc., 144A*                                                  830                0
 -------------------------------------------------------------------------------------------------------
Total Warrants (Cost $864)                                                                            27

--------------------------------------------------------------------------------------------------------
    Preferred Stock 0.4%
--------------------------------------------------------------------------------------------------------

Paxson Communications Corp., 14.25% (PIK)  (Cost $1,050,920)                        121          823,103

                                                                              Principal
                                                                            Amount ($)(a)      Value ($)
                                                                          ------------------------------

--------------------------------------------------------------------------------------------------------
    Loan Participation 1.0%
--------------------------------------------------------------------------------------------------------

Intermet Corp., LIBOR plus .425%, 8.0% **, 3/31/2009  (Cost
    $1,915,912)
                                                                              2,000,000        1,990,000

                                                                                Units          Value ($)
                                                                          ------------------------------

    Other Investments 0.5%
Hercules, Inc., (Bond Unit)*                                                  1,095,000          865,050
SpinCycle, Inc., "F" (Common Stock Unit)*                                            51               56
SpinCycle, Inc., (Common Stock Unit)*                                            17,689            7,963
 -------------------------------------------------------------------------------------------------------
Total Other Investments (Cost $684,096)                                                          873,069

                                                                                Shares        Value ($)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 19.1%
--------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.61%   (c) (d) (Cost
  $36,765,222)                                                               36,765,223       36,765,222

--------------------------------------------------------------------------------------------------------
    Cash Equivalents 2.5%
--------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.54%  (e) (Cost $4,772,224)                4,772,224        4,772,224

                                                                                % of
                                                                            Net Assets         Value ($)
                                                                       ---------------------------------
Total Investment Portfolio (Cost $ 285,946,058)                                   148.0     285,189,691
Other Assets and Liabilities, Net                                                 (16.5)    (31,721,687)
Notes Payable                                                                     (31.5)    (60,750,000)
 -------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0     192,718,004

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                   Maturity                   Principal      Acquisition
Security                  Coupon      Date                    Amount ($)      Cost ($)         Value ($)
--------------------------------------------------------------------------------------------------------
Eaton Vance Corp., CDO
II, Series C-X             13.68    7/15/2012      USD        3,904,801       3,904,801                0
--------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV    10.0     7/15/2004      USD          140,000          85,563          118,300
--------------------------------------------------------------------------------------------------------
Imperial Home Decor
Group, Inc.                11.0     3/15/2008      USD          680,000         659,321                0
--------------------------------------------------------------------------------------------------------
Intermet Corp.             9.75     6/15/2009      USD          110,000          45,100           44,550
--------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.    12.0    10/15/2010      USD        1,193,231         774,069          107,391
--------------------------------------------------------------------------------------------------------
Supercanal Holding SA      11.5     5/15/2005      USD          100,000          10,000           14,000
--------------------------------------------------------------------------------------------------------
                                                                             $5,478,854         $284,241
--------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
    Treasury bill rate. These securities are shown at their current rate as of August 31, 2005.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $35,995,949 which is 18.7% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment
    Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

As of August 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                      Unrealized
       Contracts to Deliver                   In Exchange For         Date         Appreciation (US$)
-----------------------------------------------------------------------------------------------------
EUR                                 53,573    USD            71,673  09/09/2005              5,554
-----------------------------------------------------------------------------------------------------
EUR                                 58,020    USD            78,228  09/09/2005              6,620
-----------------------------------------------------------------------------------------------------
EUR                               211,590     USD           275,468  09/09/2005            14,325
-----------------------------------------------------------------------------------------------------
EUR                               202,420     USD           262,060  09/27/2005            12,033
-----------------------------------------------------------------------------------------------------
USD                               297,204     EUR           242,171  11/18/2005             2,655
-----------------------------------------------------------------------------------------------------
EUR                            3,090,555      USD         3,914,482  11/18/2005           87,716
-----------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                            128,903
-----------------------------------------------------------------------------------------------------

                                                                                   Unrealized
Contracts to Deliver                           In Exchange For        Date      Depreciation (US $)
---------------------------------------------------------------------------------------------------
USD                                266,588     EUR       215,577      09/09/2005            (525)
---------------------------------------------------------------------------------------------------
EUR                                 85,822     USD       105,447      09/27/2005            (559)
---------------------------------------------------------------------------------------------------
EUR                                 54,360     USD        66,057      09/27/2005          (1,088)
---------------------------------------------------------------------------------------------------
MXN                             10,961,053     USD       972,181      11/10/2005         (34,875)
---------------------------------------------------------------------------------------------------
EUR                                152,138     USD       184,643      11/16/2005          (3,716)
---------------------------------------------------------------------------------------------------
EUR                                100,683     USD       123,817      11/18/2005            (850)
---------------------------------------------------------------------------------------------------
EUR                                 69,723     USD        84,603      11/18/2005          (1,729)
---------------------------------------------------------------------------------------------------
EUR                                 40,235     USD        49,261      11/18/2005            (559)
---------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                            (43,901)
---------------------------------------------------------------------------------------------------

Currency Abbreviations
EUR                        Euro                        USD                    United States Dollar
---------------------------------------------------------------------------------------------------
MXN                        Mexican Peso
---------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Trust


By:                                 /s/Vincent J. Esposito
                                    --------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Trust


By:                                 /s/Vincent J. Esposito
                                    --------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005